7. Inventory (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
InventoryLinesLineItems [Line Items]
Inventory gross	R$ 133,899	R$ 164,086
Losses on adjustment to realizable amount	(10,114)	(20,152)
Inventory net	123,785	143,934
Mobile Handsets And Tablets [Member]
InventoryLinesLineItems [Line Items]
Inventory gross	107,195	132,857
Accessories And Pre-paid Cards [Member]
InventoryLinesLineItems [Line Items]
Inventory gross	16,156	18,115
TIM Chips [Member]
InventoryLinesLineItems [Line Items]
Inventory gross	R$ 10,548	R$ 13,114